LIABILITY PRESENTED AT FAIR VALUE	12 Months Ended
Dec. 31, 2016
LIABILITY PRESENTED AT FAIR VALUE [Abstract]
LIABILITY PRESENTED AT FAIR VALUE
NOTE 7:-	LIABILITY PRESENTED AT FAIR VALUE

The Company entered into a Loan Agreement with Plenus Technologies Ltd. ("Plenus" or the "Lender") on January 31, 2007 (as amended on March 30, 2009 and September 4, 2011, the "Loan Agreement"). According to the Loan Agreement  if, during the period between March 19, 2009 and December 31, 2017, the Company enters into a "Fundamental Transaction" (which is defined in the Loan Agreement to include (i) the acquisition of the Company by means of a merger or other form of corporate reorganization in which 50% or more of the outstanding shares is exchanged for securities or other consideration issued or paid by the acquiring entity, (ii) the sale of all or substantially all of the assets of the Company, or (iii) a transaction or a series of transactions in which a person or entity acquires more than 50% of the outstanding shares of the Company), then the Lender shall be entitled to the following: (i) in the cases of merger or acquisition of shares, an amount equal to 15% of the aggregate proceeds payable in connection with such Fundamental Transaction to the shareholders, or (ii) in the case of the sale of substantially all of the Company's assets, an amount equal to 15% of the aggregate proceeds payable to the Company in connection with such Fundamental Transaction; the "aggregate proceeds" shall be calculated while subtracting any amount of debts, liabilities and obligations which have accrued prior to the closing of such Fundamental Transaction and have not been assumed by the purchaser in such Fundamental Transaction. During such period, the Lender may elect to receive $300 in cash in lieu of such contingent payment right.

The Company accounted for the above mentioned contingent payment right as a liability presented at fair value on the balance sheet which is marked to market at each reporting period. As of December 31, 2016 and December 31, 2015, the liability amounted to $512 and $719, respectively. The fair value of this liability was performed by a third party valuation firm using the Binomial Model for options valuation based on assumptions provided by management.